EQUITY (Details Textuals) - € / shares		1 Months Ended
	Aug. 06, 2014	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Ordinary shares, par or stated value per share (in dollars per share)			€ 0.01	€ 0.01
Conversion ratio basis	one-for-one
Stock split effects		Company's Articles were amended to convert all classes of shares into one class of ordinary shares on a one-for-one basis
Stock split ratio		five-for-one stock split
Number of authorized shares after increase		1,012,565,725
Ordinary shares voting rights		The ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if and when declared.